Cash, Cash Equivalents and Restricted Cash - Schedule of breakdown of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 146,560	$ 123,886
Cash and cash equivalents held by VIE (note 10)	153,194	124,223
Restricted cash	6,526	0
Total cash, cash equivalents and restricted cash	153,194	124,223
Variable Interest Entity, Primary Beneficiary [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	100
Cash and cash equivalents held by VIE (note 10)	108	337
Total cash, cash equivalents and restricted cash	$ 108	$ 337